DEBT - Additional Information (Detail)	1 Months Ended								3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Oct. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Debt principal amount									$ 5,962,966,000	$ 6,023,870,000					$ 5,123,868,000
Long-term debt									5,871,537,000	5,925,805,000					5,045,273,000
Redeemable non-controlling interests									168,773,000	168,254,000					136,809,000
2014 Credit Facilities [Member]
Debt Instrument [Line Items]
Debt principal amount										$ 3,074,230,000					2,621,312,000
Credit facility covenant										The 2014 Credit Facilities contain a financial covenant that requires the Company to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA, as defined in the credit agreement, of no more than 7.5-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the Revolving Credit Facility plus outstanding letters of credit exceeding $50.0 million that are not cash collateralized exceeds thirty-five percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement.
Oustanding letters of credit									$ 25,000,000	$ 24,800,000					32,500,000
2014 Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Outstanding borrowings was not applicable to borrowing capacity									Thirty-five percent	thirty-five percent
New First Lien Term Loan [Member]
Debt Instrument [Line Items]
Line of credit interest rate description		25 basis point step-down to 2.75% for LIBOR loans
Line of credit leverage ratio		3.5-to-1
Zuffa Credit Facilities [Member]
Debt Instrument [Line Items]
Oustanding letters of credit									$ 0	$ 10,000,000
Percentage of credit utilized not more than maximum borrowing capacity									35.00%	35.00%
OLE Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt principal amount										$ 19,600,000				$ 19,600,000
Line of credit maturity date					February 2025
Percentage of revolving commitments									0.00%
Credit facility covenant										The OLE revolving credit agreement contains a financial covenant that requires OLE to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA, as defined in the credit agreement, of no more than 3-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the Revolving Credit Facility plus outstanding letters of credit exceeding $2.0 million that are not cash collateralized exceeds forty percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement.
Oustanding letters of credit									$ 0	$ 0
Debt instrument, maximum borrowing capacity					$ 20,000,000
Long-term debt									$ 2,000,000
First lien leverage ratio									3
OLE Revolving Credit Agreement [Member] | Refinanced Debt [Member]
Debt Instrument [Line Items]
Debt principal amount					219,600,000
Receivables Purchase Agreement [Member]
Debt Instrument [Line Items]
Long-term debt									$ 67,700,000	83,700,000					62,400,000
Endeavor Content Capital Facility [Member]
Debt Instrument [Line Items]
Oustanding letters of credit									0	0
Debt instrument, maximum borrowing capacity							$ 75,000,000			200,000,000	$ 325,000,000			$ 200,000,000
Line of credit expiration period							5 years
Line of credit expiration date							Jun. 15, 2023
Additional borrowing capacity with accordion feature							$ 250,000,000
Line of credit									$ 220,500,000	$ 153,900,000					23,400,000
Zuffa Secured Commercial Loans [Member]
Debt Instrument [Line Items]
Loan payable						$ 40,000,000
Covenant compliance									Zuffa was in compliance with its financial debt covenant	Zuffa was in compliance with its financial debt covenant
2014 Credit Facilities and Zuffa Credit Facilities [Member]
Debt Instrument [Line Items]
Cash									$ 62,100,000	$ 63,300,000					0
Liabilities for redemption of units and future incentive awards									50,000,000	53,900,000					33,900,000
Deferred compensation share-based arrangements, liability, classified									13,400,000	11,900,000					14,200,000
Redeemable non-controlling interests									28,400,000	28,400,000					68,500,000
Debt instrument fair value									5,300,000,000	5,300,000,000					5,000,000,000
Revolving Credit Facility (due May 2023) [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 69,057,000	$ 163,057,000
Line of credit maturity date									May 2023	May 2023
Revolving Credit Facility (due May 2023) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of revolving commitments										0.50%
Revolving Credit Facility (due May 2023) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of revolving commitments										0.25%
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt principal amount										$ 450,000,000
Debt maturity period										8 years
First Lien Term Loan (due May 2025) [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 3,066,047,000	$ 3,074,230,000					2,621,312,000
Amortization payment percentage										1.00%
Line of credit maturity date									May 2025	May 2025
Transaction costs								$ 16,800,000
First Lien Term Loan (due May 2025) [Member] | Incremental Term Loan [Member]
Debt Instrument [Line Items]
Debt principal amount			$ 260,000,000		$ 225,000,000			$ 306,400,000
Zuffa Credit Facility [Member]
Debt Instrument [Line Items]
Debt principal amount										$ 2,400,000,000					2,300,000,000
Line of credit maturity date										April 2024
Credit facility covenant										The Zuffa Credit Facilities contain a financial covenant that requires Zuffa to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA as defined in the credit agreement of no more than 7-to-1 and of no more than 6.5-to-1 beginning on December 31, 2018. Zuffa is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings under the Zuffa Revolving Credit Facility plus outstanding letters of credit exceeding $10.0 million that are not cash collateralized exceeds thirty-five percent of the capacity of the Zuffa Revolving Credit Facility as measured on a quarterly basis, as defined in the credit agreement.
Oustanding letters of credit										$ 10,000,000					0
Percentage of credit utilized not more than maximum borrowing capacity										35.00%
Zuffa Credit Facility [Member] | Incremental Term Loan [Member]
Debt Instrument [Line Items]
Debt principal amount													$ 150,000,000
Zuffa Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of revolving commitments										0.50%
Zuffa Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of revolving commitments										0.25%
Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt principal amount										$ 205,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Debt principal amount										40,000,000
Swingline Loans [Member]
Debt Instrument [Line Items]
Debt principal amount										15,000,000
Zuffa Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt principal amount										$ 425,000,000
Debt maturity period										8 years
Repayment of debt				$ 425,000,000
Zuffa First Lien Term Loan (due April 2026) [Member]
Debt Instrument [Line Items]
Debt principal amount				$ 435,000,000					$ 2,440,946,000	$ 2,447,064,000		$ 465,000,000			$ 2,321,812,000
Amortization payment percentage										1.00%
Line of credit maturity date									April 2026	April 2026
London Interbank Offered Rate (LIBOR) [Member] | New First Lien Term Loan [Member]
Debt Instrument [Line Items]
Line of credit interest rate description		Interest rate margin by 25 basis points to 3.00% for LIBOR loans
London Interbank Offered Rate (LIBOR) [Member] | Zuffa Secured Commercial Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						1.62%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility (due May 2023) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										2.50%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility (due May 2023) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										2.00%
London Interbank Offered Rate (LIBOR) [Member] | First Lien Term Loan (due May 2025) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										2.75%
London Interbank Offered Rate (LIBOR) [Member] | First Lien Term Loan (due May 2025) [Member] | Incremental Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			8.50%
London Interbank Offered Rate (LIBOR) [Member] | Zuffa First Lien Term Loan (due April 2026) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										3.25%
LIBOR Floor [Member] | New First Lien Term Loan [Member]
Debt Instrument [Line Items]
Line of credit interest rate description		Reduced the LIBOR floor by 25 basis points to 0.75%
LIBOR Floor [Member] | Zuffa Secured Commercial Loans [Member]
Debt Instrument [Line Items]
Interest floor rate						0.88%
LIBOR Floor [Member] | Revolving Credit Facility (due May 2023) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										0.00%
LIBOR Floor [Member] | First Lien Term Loan (due May 2025) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										0.00%
LIBOR Floor [Member] | First Lien Term Loan (due May 2025) [Member] | Incremental Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.00%
LIBOR Floor [Member] | Zuffa First Lien Term Loan (due April 2026) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										1.00%
Subsequent Event [Member] | 2014 Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit maturity date	May 2024
Subsequent Event [Member] | 2014 Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit maturity date	May 2023